Equity - Hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Hybrid Instrument [Line Items]
Amount	₩ 4,600,121	₩ 4,001,731
1st
Hybrid Instrument [Line Items]
Issue date	Jun. 25, 2015	Jun. 25, 2015
Currency	KRW	KRW
Maturity date		Jun. 25, 2045
Interest rate (%)	4.38%	4.38%
Amount	₩ 199,455	₩ 199,455
2nd
Hybrid Instrument [Line Items]
Issue date	Sep. 15, 2017	Sep. 15, 2017
Interest rate (%)	4.25%	4.25%
Amount	₩ 89,783	₩ 89,783
3rd
Hybrid Instrument [Line Items]
Issue date	Apr. 13, 2018	Apr. 13, 2018
Interest rate (%)	4.56%	4.56%
Amount	₩ 14,955	₩ 14,955
4th
Hybrid Instrument [Line Items]
Issue date	Jun. 28, 2019	Jun. 28, 2019
Interest rate (%)	3.27%	3.27%
Amount		₩ 199,476
5th
Hybrid Instrument [Line Items]
Issue date	Sep. 17, 2020	Sep. 17, 2020
Interest rate (%)	3.12%	3.12%
Amount	₩ 448,699	₩ 448,699
6th
Hybrid Instrument [Line Items]
Issue date	Mar. 16, 2021	Mar. 16, 2021
Interest rate (%)	2.94%	2.94%
Amount	₩ 429,009	₩ 429,009
7th
Hybrid Instrument [Line Items]
Issue date	Mar. 16, 2021	Mar. 16, 2021
Interest rate (%)	3.30%	3.30%
Amount	₩ 169,581	₩ 169,581
8th
Hybrid Instrument [Line Items]
Issue date	Jan. 25, 2022	Jan. 25, 2022
Interest rate (%)	3.90%	3.90%
Amount	₩ 560,438	₩ 560,438
9th
Hybrid Instrument [Line Items]
Issue date	Jan. 25, 2022	Jan. 25, 2022
Interest rate (%)	4.00%	4.00%
Amount	₩ 37,853	₩ 37,853
10th
Hybrid Instrument [Line Items]
Issue date	Aug. 26, 2022	Aug. 26, 2022
Interest rate (%)	4.93%	4.93%
Amount	₩ 343,026	₩ 343,026
11th
Hybrid Instrument [Line Items]
Issue date	Aug. 26, 2022	Aug. 26, 2022
Interest rate (%)	5.15%	5.15%
Amount	₩ 55,803	₩ 55,803
12th
Hybrid Instrument [Line Items]
Issue date	Jan. 30, 2023	Jan. 30, 2023
Interest rate (%)	5.14%	5.14%
Amount	₩ 398,831	₩ 398,831
13th
Hybrid Instrument [Line Items]
Issue date	Jul. 13, 2023	Jul. 13, 2023
Interest rate (%)	5.40%	5.40%
Amount	₩ 498,815	₩ 498,815
14th
Hybrid Instrument [Line Items]
Issue date	Jan. 31, 2024	Jan. 31, 2024
Interest rate (%)	4.49%	4.49%
Amount	₩ 398,833
15th
Hybrid Instrument [Line Items]
Issue date	Sep. 12, 2024	Sep. 12, 2024
Interest rate (%)	4.00%	4.00%
Amount	₩ 399,033
16th
Hybrid Instrument [Line Items]
Issue date	May 12, 2021	May 12, 2021
Currency	USD	USD
Interest rate (%)	2.88%	2.88%
Amount	₩ 556,007	₩ 556,007